Disclosure of New Standards in the Period Prior to their Adoption	9 Months Ended
Sep. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("the new Standard") effective for annual periods beginning on or after 1 January 2019. According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

According to the new Standard:

1.	Lessees are required to recognize all leases in the statement of financial position (except in certain cases) similar to the accounting treatment of finance leases according to the existing IAS 17, "Leases".

2.	Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a corresponding right-of-use asset. Lessees will also recognize interest and depreciation expense separately.

3.	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use (such as a percentage of revenues) are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

4.	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and the effect of the remeasurement is an adjustment to the carrying amount of the right-of-use asset.

5.	The new Standard includes two exceptions according to which lessees are permitted to elect to apply a method similar to the current accounting treatment for operating leases. These exceptions are leases for which the underlying asset is of low value and leases with a term of up to one year.

6.	The accounting treatment by lessors remains substantially unchanged, namely classification of a lease as a finance lease or an operating lease.

The new Standard permits lessees to use one of the following approaches:

1.	Full retrospective approach - according to this approach, a right-of-use asset and the corresponding liability will be presented in the statement of financial position as if they had always been measured according to the provisions of the new Standard. Accordingly, the effect of the adoption of the new Standard at the beginning of the earliest period presented will be recorded in equity. Also, the Company will restate the comparative data in its financial statements. Under this approach, the balance of the liability as of the date of initial application of the new Standard will be calculated using the interest rate implicit in the lease, unless this rate cannot be easily determined in which case the lessee's incremental borrowing rate of interest on the commencement date of the lease will be used.

2.	Modified retrospective approach - this approach does not require restatement of comparative data. The balance of the liability as of the date of initial application of the new Standard will be calculated using the lessee's incremental borrowing rate of interest on the date of initial application of the new Standard. As for the measurement of the right-of-use asset, the Company may choose, on a lease-by-lease basis, to apply one of the two following alternatives:

●	Recognize an asset in an amount equal to the lease liability, with certain adjustments.
●	Recognize an asset as if the new Standard had always been applied.

Any difference arising on the date of first-time recorded in equity.

The Group believes that it will apply the modified retrospective approach upon the initial adoption of the new Standard by measuring the right-of-use asset at an amount equal to the lease liability, as measured on the transition date.

The Group is evaluating the possible effects of the new Standard.

IFRS 3, "Business Combinations":

In October 2018, the IASB issued an amendment to the definition of a "business" in IFRS 3, "Business Combinations" ("the Amendment"). The Amendment is intended to assist entities in determining whether a transaction should be accounted for as a business combination or as an acquisition of an asset.

The Amendment consists of the following:

1.	Clarification that to meet the definition of a business, an integrated set of activities and assets must include, as a minimum, an input and a substantive process that together significantly contribute to the ability to create output.

2.	Removal of the reference to the assessment whether market participants are capable of acquiring the business and continuing to operate it and produce outputs by integrating the business with their own inputs and processes.

3.	Introduction of additional guidance and examples to assist entities in assessing whether the acquired processes are substantive.

4.	Narrowing the definitions of "outputs" and "business" by focusing on goods and services provided to customers.

5.	Introducing an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The Amendment is to be applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, with earlier application permitted.